Amendment to the Investment Advisory and Management Agreement

This Amendment, dated May 11, 2021 (this "Amendment"), is to the Investment Advisory and Management Agreement dated August 26, 2010 (the "Agreement"), by and between Reaves Utility Income Fund (the "Fund"), a Delaware statutory trust, and W. H. Reaves & Co., Inc. (the "Adviser"), a Delaware corporation. Any items not herein defined shall have the meaning ascribed to them in the Agreement.

WHEREAS, the Fund and the Adviser wish to amend the Agreement in certain respects as more fully set forth below.

NOW, THEREFORE, m consideration of the premises and mutual covenants hereinafter contained, the parties hereto agree as follows:

1.	Effective as of the date of this Amendment, Section 4.2 of the Agreement is replaced in its entirety with the following:

4.2 Advisory Fee Schedule. The Fund shall pay the Adviser, in arrears, a monthly investment advisory fee (hereinafter referred to as "Advisory Fee") based on the average daily total assets of the Fund (including any assets attributable to any preferred shares that may be outstanding or otherwise attributable to the use of leverage) as of the close of business of the last business day of each calendar month, in accordance with the schedule below:

0.575 (57.5 basis points) annually (0.047917% monthly) on assets up to and including $2.5 billion

0.525 (52.5 basis points) annually (0.04375% monthly) on assets over $2.5 billion

2.	Effective as of the date of this Agreement, Section 9 of the Agreement is replaced in its entirety with the following:

9.	Notice

Except as otherwise provided herein, all notices required or permitted under this Agreement or required by law shall be effective only if in writing and delivered: (i) personally, (ii) by registered mail, postage prepaid, return receipt requested, (iii) by receipted prepaid courier; or (v) by electronic mail, to the relevant address listed below (or to such other address or number as a party shall hereafter provide by notice to the other parties). Notices shall be deemed effective when received by the party to whom notice is required to be given.

If to the Adviser:

W. H. Reaves & Co., Inc.

10 Exchange Place, 18th Fl.

Jersey City, New Jersey 07302

Attention: Compliance Director

If to the Fund:

Reaves Utility Income Fund

1290 Broadway, Suite 1000

Denver, Colorado 80203

Attention: President

3.	Except as specifically set forth herein, all other provisions of the Agreement shall remain in full force and effect.

IN WITNESS WHEREOF, the parties hereto have duly executed and delivered this Amendment as of the date first written above.

REAVES UTILITY INCOME FUND		W. H. REAVES & CO., INC.

By:		By:
Name:	Bradley J. Swenson	Name:	David M. Pass
Title:	President	Title:	VP-Chief Operating Officer

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